Trade and Other Receivables - Schedule of Lifetime Expected Loss Provision for Trade Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Weighted- average expected credit loss rate		100.00%
Gross carrying amount	$ 5,843,587	$ 4,701,900
Allowance for expected credit losses	1,026,591	968,322
Low risk [Member]
Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Gross carrying amount	4,857,969	3,755,925
Allowance for expected credit losses	$ 40,973	22,347
Low risk [Member] | Bottom of range [member]
Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Weighted- average expected credit loss rate	0.60%
Low risk [Member] | Top of range [member]
Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Weighted- average expected credit loss rate	0.80%
Loss [Member]
Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Weighted- average expected credit loss rate	100.00%
Gross carrying amount	$ 985,618	945,975
Allowance for expected credit losses	$ 985,618	$ 945,975